Inventory	12 Months Ended
Sep. 27, 2013
Inventory Disclosure [Abstract]
Inventory
Inventory
Inventories consisted of the following ($ in millions):

	As of September 27, 2013	As of September 28, 2012
Purchased materials and manufactured parts	$157	$135
Work in process	93	80
Finished goods	397	410
Inventories	$647	$625

Inventories are recorded at the lower of cost (primarily first-in, first-out) or market value.